STOCKHOLDERS' EQUITY (Schedule of Common Stock) (Details) - ₪ / shares	Dec. 31, 2024	Dec. 31, 2023
Stockholders' Equity Note [Abstract]
Ordinary shares, par value	₪ 0.33	₪ 0.33
Ordinary shares, registered	60,000,000	60,000,000
Common stock, shares issued	23,475,431	23,475,431
Common stock, shares outstanding	23,475,431	23,475,431